Annual Operating Expenses - FidelityRealEstateInvestmentPortfolio-PRO - FidelityRealEstateInvestmentPortfolio-PRO - Fidelity Real Estate Investment Portfolio - Fidelity Real Estate Investment Portfolio
Sep. 29, 2023
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.72%